Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable as of March 31, 2026 and December 31, 2025 is as follows:

	Outstanding Principal as of March 31, 2026	Outstanding Principal as of December 31, 2025	Interest Rate	Original Maturity Date
The June 13, 2020 Loan	$-	$-	3.75%	June 2050
The April 20 2023 Loan Agreement	25,433	31,213	18%	June 2026
The May 31, 2024 Loan Agreement	44,317	55,000	15%	June 2026
The December 30, 2024 Loan Agreement	-	23,965	20%	February 2026
The February 27, 2025 Loan Agreement	-		18%	February 2026
The June 1, 2025 Loan	-	81	-%	December 2026
The July 23, 2025 Loan Agreement	-	358	-%	January 2027
The October 1, 2025 Loan Agreement	-	18,677	-%	April 2027
The January 5, 2026 Loan Agreement	4,908	-	-%	January 2027
The January 29, 2026 Loan Agreement	94,110	-	20%	July 2026
The February 9, 2026 Loan Agreement	50,593	-	-%	August 2027
	219,361	129,294
Less: Debt Discount	(21,987)	(8,164)
Total Debt	197,374	121,130
Less: Current Debt	(151,515)	(106,819)
Total Long Term Debt	$45,859	$14,311

Notes payable as of December 31, 2025 and 2024 is as follows:

	Outstanding Principal as of December 31, 2025	Outstanding Principal as of December 31, 2024	Interest Rate (%)	Original Maturity Date
The April 2020 PPP Loan Agreement	$-	$198,577	1%	April 2022
The Second September 2022 Loan Agreement	-	408,625	-	August 2023
The April 20 2023 Loan Agreement	31,213	41,213	-	June 2026
The April 5, 2024 Loan Agreement	-	56,250	-	February 2025
The May 3, 2024 Loan Agreement	-	48,489	-	May 2025
The May 31, 2024 Loan Agreement*	55,000	57,000	15	May 2025
The August 20, 2024 Loan Agreement	-	14,645	-	February 2025
The October 18, 2024 Loan Agreement	-	21,586	-	April 2026
The December 30, 2024 Loan Agreement	23,965	117,615	20	February 2026
The June 1, 2025 Loan Agreement	81	-	-	December 2026
The July 23, 2025 Loan Agreement	358	-	-	January 2027
The October 1, 2025 Loan Agreement	18,677	-	-	April 2027
	129,294	964,000
Less: Debt Discount	(8,164)	(16,000)
Total Debt	121,130	948,000
Less: Current Debt	(106,819)	(926,414)
Total Long Term Debt	$14,311	$21,586